Foreign currency translation reserve and Other reserves - Summary Of Movement In Other Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of reserves within equity [line items]
Beginning balance	₨ 30,506
Other comprehensive income	11,600	$ 153	₨ 6,679	₨ 4,613
Ending balance	42,057	$ 554	30,506
Remeasurements of the defined benefit plans
Disclosure of reserves within equity [line items]
Beginning balance	(897)		(1,120)	(70)
Other comprehensive income	399		223	(1,050)
Ending balance	(498)		(897)	(1,120)
Investment in Debt instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance	4,237		2,386	1,164
Other comprehensive income	(1,219)		1,851	1,222
Ending balance	3,018		4,237	2,386
Investment in Equity instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance	1,378		162	(562)
Other comprehensive income	8,710		1,216	724
Ending balance	10,088		1,378	162
Capital Redemption Reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	1,122		647	1
Buyback of equity shares			475	646
Ending balance	₨ 1,122		₨ 1,122	₨ 647